Income Taxes (Details) - Schedule of reconciliation of income tax rate - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of reconciliation of income tax rate [Abstract]
Reduced tax rate under Israeli benefit programs		(4.00%)	(3.80%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent		0.00%	1.00%
Earnings taxed under foreign law		0.80%	27.00%
Valuation Allowance		(17.50%)	(44.80%)
Changes in uncertain tax positions		(1.50%)	(5.00%)
Effective Income Tax Rate Reconciliation, Deduction, Percent		(0.10%)	(0.30%)
Other		1.70%	(0.10%)
Effective income tax rate	(5.00%)	(3.50%)	(6.80%)
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rates		23.00%	23.00%
Valuation Allowance		(17.50%)	(44.80%)
Other		1.70%	(0.10%)
Income Tax Expense (Benefit)	$ 3,082,000	$ 2,973,000	$ 5,782,000
Earnings taxed under foreign law		0.80%	27.00%
Reduced tax rate under Israeli benefit programs		(4.00%)	(3.80%)
Changes in uncertain tax positions	(3.10%)	(5.50%)	(3.80%)
Change in corporate tax rate, amount incurred (in Dollars)	$ 1,936,000
Changes in uncertain tax positions		(1.50%)	(5.00%)
Statutory tax rates		23.00%	23.00%
Israel Tax Authority [Member]
Schedule of reconciliation of income tax rate [Abstract]
Reduced tax rate under Israeli benefit programs	(1.70%)
Other	0.10%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (14,284,000)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (14,284,000)
Statutory tax rates	23.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (63,000)
Other	0.10%
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Amount	$ 1,071,000
Reduced tax rate under Israeli benefit programs	(1.70%)
Statutory tax rates	23.00%
Americas (primarily the United States) [Member]
Schedule of reconciliation of income tax rate [Abstract]
Valuation Allowance	(5.50%)
Other	(1.40%)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 3,411,000
Valuation Allowance	(5.50%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 843,000
Other	(1.40%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 3,411,000
UNITED KINGDOM
Schedule of reconciliation of income tax rate [Abstract]
Valuation Allowance	(13.20%)
Other	1.00%
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 8,213,000
Valuation Allowance	(13.20%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (617,000)
Other	1.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 8,213,000
Other foreign jurisdictions
Schedule of reconciliation of income tax rate [Abstract]
Earnings taxed under foreign law	(4.10%)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 2,572,000
Earnings taxed under foreign law	(4.10%)